Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	China Customer Relations Centers, Inc.
Entity Central Index Key	0001620664
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity File Number	001-37655
Entity Common Stock, Shares Outstanding	18,329,600
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	VA